Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	¥ 13,193,519	$ 1,891,219	¥ 12,795,897	¥ 12,206,243